SUPPLEMENT

dated January 16, 2014,

TO

THORNBURG FUNDS PROSPECTUS

dated February 1, 2013, as previously

supplemented November 12, 2013,

THE SUMMARY PROSPECTUS

dated February 1, 2013, for Thornburg

International Value Fund’s Class A, B, C, and I

shares ,

THE THORNBURG RETIREMENT PLAN

SHARES PROSPECTUS

dated February 1, 2013,

THE SUMMARY PROSPECTUS

dated February 1, 2013, for Thornburg

International Value Fund’s Class R3, R4, R5,

and R6 shares,

THORNBURG INVESTMENT TRUST’S

STATEMENT OF ADDITIONAL

INFORMATION

dated February 1, 2013 as previously

supplemented November 12, 2013,

AND

THORNBURG INVESTMENT TRUST’S

STATEMENT OF ADDITIONAL

INFORMATION FOR RETIREMENT

PLAN SHARES

dated February 1, 2013.

Effective April 1, 2014, Lei Wang and William

V. Fries will continue as co-portfolio manag-

ers of the Thornburg International Value Fund.

Wendy Trevisani will continue to support the

Fund, but will shift her portfolio management

focus to institutional accounts.

TH2970